Schedule of Statutory Rate and Effective Tax Rate (Details)	4 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
Pretax Loss, Amount	$ (51,450)
US Federal statutory tax rate, Amount	$ (10,805)
US Federal statutory tax rate, Percent	21.00%
State and local income taxes, net of Federal benefit, Amount
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent
Change in Federal valuation allowance, Amount	$ 10,805
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(21.00%)
Total, Amount
Total, Percent